Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loan Payable [Abstract]
LOANS PAYABLE

NOTE 5 - LOANS PAYABLE

On October 24, 2017, the Company was notified that a petition had been filed in the Iowa District Court for Polk County by a Mr. John M. Wesson for failure to repay a loan. Mr. Wesson had loaned the Company $30,000 and $20,000 on October 24, 2012 and June 12, 2013, respectively. The loans were to accrue interest at 5%. On April 26, 2018, the Company agreed to repay the loan in full including accrued interest and $5,000 for legal fees. As of March 31, 2022, there is $45,000 and $22,140 of principal and interest due on this loan. As of December 31, 2021, there is $45,000 and $21,549 of principal and interest due on this loan.

NOTE 5 - LOANS PAYABLE

On October 24, 2017, the Company was notified that a petition had been filed in the Iowa District Court for Polk County by a Mr. John M. Wesson for failure to repay a loan. Mr. Wesson had loaned the Company $30,000 and $20,000 on October 24, 2012 and June 12, 2013, respectively. The loans were to accrue interest at 5%. On April 26, 2018, the Company agreed to repay the loan in full including accrued interest and $5,000 for legal fees. As of December 31, 2021, there is $45,000 and $21,549 of principal and interest due on this loan. As of December 31, 2020, there is $45,000 and $19,355 of principal and interest due on this loan.

On March 23, 2018, the Company purchased an automobile. The purchase price was $16,963.46. The interest rate on the loan is 5.8% and matures on April 7, 2023. Payments on the loan, consisting of principal and interest, are $327 per month. The automobile was sold and the loan was paid in full in October 2021. As of December 31, 2021 and December 31, 2020 there is $0 and $8,212, respectively, due on this loan.